S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Apr. 06, 2026 USD ($) shares
RRE Sponsor LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	9,583,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
RRE Sponsor LLC [Member] | Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,510,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,510,000
RRE Sponsor LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	1,500,000
RRE Sponsor LLC [Member] | Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	500,000
Kujo Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 7,500
Management team and their affiliates [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,112,500
Price Paid or to be Paid for Securities, Total Amount	$ 5,510.98